UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------

Check here if Amendment [ ];                             Amendment Number: __
    This Amendment (Check only one):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gandhara Advisors Europe LLP
Address:   6th Floor
           65 Curzon Street
           London W1J 8PE
           England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Davide Erro
Title:     Director

Phone:     0-11-44-207-491-6100

Signature, Place, and Date of Signing:


/s/ Davide Erro               London, England                  January 30, 2007
---------------               ---------------                  ----------------
[Signature]                   [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $616443 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
   ---
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited
       ------------------------------

No. 2
   ---
Form 13F File Number 28-11842
Name:  Davide Erro
       -----------

                                                      Form 13F Information Table

---------------------- ---------- ---------- ---------- ------------------------ ------------- ---------- --------------------------
       Column 1         Column 2   Column 3   Column 4          Column 5           Column 6     Column 7          Column 8
---------------------- ---------- ---------- ---------- ------------------------ ------------- ---------- --------------------------
    Name of Issuer      Title of     CUSIP     Value    Shrs /    SH /  Put/Call  Investment     Other        Voting Authority
                          Class              (x$1000)   Prn Amt   PRN             Discretion   Managers
---------------------- ---------- ---------- ---------- --------- ----- -------- ------------- ---------- ---------- ------- -------
                                                                                                            Sole     Shared   None
---------------------- ---------- ---------- ---------- --------- ----- -------- ------------- ---------- ---------- ------- -------
  B & H Ocean Carriers     COM     055090104   13292     895068    SH               DEFINED       1,2      895068
          Ltd.
---------------------- ---------- ---------- ---------- --------- ----- -------- ------------- ---------- ---------- ------- -------
 Cheniere Energy Inc.      COM     16411R208   89065     3085039   SH               DEFINED       1,2      3085039

---------------------- ---------- ---------- ---------- --------- ----- -------- ------------- ---------- ---------- ------- -------
 Companhia Vale do Rio  Sponsored  204412209   118642    3989300   SH               DEFINED       1,2      3989300
         Doce             ADR
---------------------- ---------- ---------- ---------- --------- ----- -------- ------------- ---------- ---------- ------- -------
       EBAY Inc.           COM     278642103   121483    4040000   SH               DEFINED       1,2      4040000

---------------------- ---------- ---------- ---------- --------- ----- -------- ------------- ---------- ---------- ------- -------
Petroleo Brasileiro SA  Sponsored  71654V408   52145     506309    SH               DEFINED       1,2      506309
         PETRO             ADR
---------------------- ---------- ---------- ---------- --------- ----- -------- ------------- ---------- ---------- ------- -------
Petroleo Brasiliero SA  Sponsored  71654V101   51881     559303    SH               DEFINED       1,2      559303
         PETRO             ADR
---------------------- ---------- ---------- ---------- --------- ----- -------- ------------- ---------- ---------- ------- -------
       Sasol Ltd        Sponsored  803866300   16045     434820    SH               DEFINED       1,2      434820
                           ADR
---------------------- ---------- ---------- ---------- --------- ----- -------- ------------- ---------- ---------- ------- -------
  Seagate Technology       SHS     G7945J104   153891    5807200   SH               DEFINED       1,2      5807200

---------------------- ---------- ---------- ---------- --------- ----- -------- ------------- ---------- ---------- ------- -------


REPORT SUMMARY       8 DATA RECORDS                  616443            2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED